SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS (Details 1) - CAD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF LOSS
Salaries and benefits	$ 43,000	$ 87,000	$ 234,000	$ 255,000
Data processing and retention	2,000	2,000	7,000	11,000
Insurance	8,000	6,000	23,000	20,000
Other office expenses	100,000	5,000	159,000	19,000
Total	$ 153,000	$ 100,000	$ 423,000	$ 305,000